Net Loss Per Share - Summary of Computation of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Basic And Diluted [Abstract]
Net loss	$ (63,228)	$ (41,059)	$ (33,340)	$ (27,139)	$ (104,287)	$ (60,479)	$ (142,978)	$ (85,178)
Accretion of redeemable convertible preferred stock			(25,879)			(43,843)	(132,750)	(13,036)
Net loss attributable to common stockholders	$ (63,228)		$ (59,219)		$ (104,287)	$ (104,322)	$ (275,728)	$ (98,214)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	31,599,497		8,580,150		20,035,476	8,579,539	8,605,962	8,540,778
Net loss per share attributable to common stockholders, basic and diluted	$ (2.00)		$ (6.90)		$ (5.21)	$ (12.16)	$ (32.04)	$ (11.50)